Real estate properties held for lease, net	12 Months Ended
Dec. 31, 2014
Real estate properties held for lease, net [Abstract]
Real estate properties held for lease, net

5. Real estate properties held for lease, net

	December 31, 2013	December 31, 2014
	US$	US$
Elementary schools	3,498,308	3,485,673
Basement parking	1,986,277	1,979,104
Kindergartens	8,523,103	8,040,216
Parking facilities	11,390,228	19,238,109
Clubhouses	6,130,231	6,811,668
Shopping mall	37,503,375	40,322,338

Total costs	69,031,522	79,877,108

Accumulated depreciation	(8,621,341)	(10,653,360)

Real estate properties held for lease, net	60,410,181	69,223,748

Depreciation expense for real estate properties held for lease for the year ended December 31, 2014 amounted to US$2,032,019 (2012: US$1,791,775; 2013: US$1,580,540).

As of December 31, 2014, US$38,280,864 real estate properties held for lease were pledged as collateral for other debts (2013: US$17,641,221).

As of December 31, 2014, minimum future rental income on non-cancellable leases (none of which contain any contingent rental clauses), in the aggregate and for each of the five succeeding fiscal years and thereafter, is as follows:

Year	Amount
US$
2015	9,308,920
2016	9,319,353
2017	9,331,302
2018	9,248,185
2019 and thereafter	104,134,048

Total	141,341,808